                                    FORM 13F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D.C. 20524

             Report of the Calendar Quarter Ending December 31, 2001

                          If amended report check here: _____

Name of Institutional Investment Manager:

Appleton Partners, Inc.                   S.E.C. File Number 28-6694
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Business Address:

45 Milk Street             Boston              MA              02109
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Street                     City                State           Zip

Name, Phone no. and Title of Person Duly Authorized to Submit this Report:

Douglas C. Chamberlain, President                      (617)338-0700
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ATTENTION - Intentional misstatements of omissions of facts constitute Federal
            Criminal Violations.  Sec 18 U.S.C. 1991 and 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 13h day of February, 2001.

                                     Appleton Partners, Inc.
                                     -------------------------------------------
                                     (Name of Institutional Investment Mgr.)



                                     s/ Douglas C. Chamberlain
                                     -------------------------------------------
                                     By: Douglas C. Chamberlain


                                       1

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                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     130
Form 13F Information Table Value Total:     265,773,471 (thousands)


List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

         NONE

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.            Form 13F file number          Name

----           -------------------           ----------------------

                             APPLETON PARTNERS, INC.
                         DISCRETIONARY OWNERSHIP FOR 13F
                             AS OF December 31, 2001





                                                                                            INVESTMENT                 VOTING
                                                                                            DISCRETION                AUTHORITY
                                   TITLE                     FAIR       SHARES OR                     SHARED
                                    OF         CUSIP        MARKET      PRINCIPAL       SOLE  SHARED  OTHER       SOLE  SHARED  NONE
    NAME OF ISSUER                 CLASS       NUMBER       VALUE        AMOUNT          (A)   (B)     (C)         (A)   (B)    (C)
    --------------                 -----       ------       -----        ------          ---   ---     ---         ---   ---    ---
AOL TIME WARNER                    COMMON    00184A105    2,172,817      67,689           X                         X
ABBOTT LABS                        COMMON    002824100      301,607       5,410           X                         X
AGILENT TECHNOLOGIES INC           COMMON    00846U101      420,380      14,745           X                         X
AMERICAN EXPRESS CO                COMMON    025816109    4,569,569     128,035           X                         X
AMERICAN HOME PRODS CORP           COMMON    026609107    3,902,680      63,603           X                         X
AMERICAN INTL GROUP INC            COMMON    026874107    7,444,385      93,758           X                         X
AMGEN INC                          COMMON    031162100      758,949      13,447           X                         X
ANALOG DEVICES                     COMMON    032654105      284,096       6,400           X                         X
APPLERA CORPORATION APPLIED BI     COMMON    038020103      371,101       9,450           X                         X
APPLIED MATLS INC                  COMMON    038222105    4,537,876     113,164           X                         X
ATLAS CONSOLIDATED MNG & DEV-B     COMMON    049249303           77      76,533           X                         X
AUTOMATIC DATA PROCESSING          COMMON    053015103      404,937       6,875           X                         X
AVON PRODS INC                     COMMON    054303102    2,744,663      59,025           X                         X
BP P.L.C. ADR                      COMMON    055622104    1,201,121      25,825           X                         X
BANK OF AMERICA CORP               COMMON    060505104      253,248       4,023           X                         X
BATTLE MOUNTAIN BMG 6.000% 01/     CONVERT   071593AA5       35,500      50,000           X                         X
BELLSOUTH CORP                     COMMON    079860102      533,909      13,995           X                         X
BEST BUY INC                       COMMON    086516101      873,427      11,727           X                         X
BOEING CO                          COMMON    097023105      283,327       7,306           X                         X
BRISTOL MYERS SQUIBB CO            COMMON    110122108    2,438,718      47,818           X                         X
CVS CORP                           COMMON    126650100    4,485,791     151,547           X                         X
CALPINE CORP                       COMMON    131347106      517,132      30,800           X                         X
CAPITAL ONE FINL CORP              COMMON    14040H105      517,920       9,600           X                         X
CHEVRONTEXACO CORPORATION          COMMON    166764100      928,001      10,356           X                         X
CISCO SYS INC                      COMMON    17275R102    3,543,566     195,669           X                         X
CITIGROUP                          COMMON    172967101    4,771,925      94,531           X                         X



                                                                                            INVESTMENT                 VOTING
                                                                                            DISCRETION                AUTHORITY
                                   TITLE                     FAIR       SHARES OR                     SHARED
                                    OF         CUSIP        MARKET      PRINCIPAL       SOLE  SHARED  OTHER       SOLE  SHARED  NONE
    NAME OF ISSUER                 CLASS       NUMBER       VALUE        AMOUNT          (A)   (B)     (C)         (A)   (B)    (C)
    --------------                 -----       ------       -----        ------          ---   ---     ---         ---   ---    ---
COCA COLA CO                       COMMON    191216100    1,540,862      32,680           X                         X
COLGATE PALMOLIVE CO               COMMON    194162103      886,982      15,359           X                         X
CONAGRA INC                        COMMON    205887102      278,109      11,700           X                         X
DNAPRINT GENOMICS INC COM          COMMON    23324Q103        5,000     100,000           X                         X
DELL COMPUTER CORP                 COMMON    247025109      201,132       7,400           X                         X
DIGITAL LIGHTWAVE INC              COMMON    253855100      150,737      16,070           X                         X
DISNEY (WALT) COMPANY              COMMON    254687106    1,177,538      56,831           X                         X
DU PONT E I DE NEMOURS             COMMON    263534109      298,335       7,018           X                         X
E M C CORP                         COMMON    268648102    4,385,378     326,293           X                         X
EL PASO CORPORATION                COMMON    28336L109    3,532,398      79,184           X                         X
EMERSON ELEC CO                    COMMON    291011104      219,835       3,850           X                         X
ENERGAS RES INC                    COMMON    29265E108        7,000      20,000           X                         X
EXXON MOBIL CORPORATION            COMMON    30231G102   11,981,548     304,874           X                         X
FEDERAL HOME LN MTG CORP           COMMON    313400301    1,624,209      24,835           X                         X
FANNIE MAE                         COMMON    313586109      957,418      12,043           X                         X
FEDERATED STOCK TRUST FUND         MUTUAL    313900102      201,332       5,932           X                         X
FEDERATED INVESTORS                COMMON    314211103      575,434      18,050           X                         X
FLEETBOSTON FINANCIAL CORP         COMMON    339030108    6,004,944     164,519           X                         X
FOREST LABS INC                    COMMON    345838106    2,532,255      30,900           X                         X
GANNETT INC                        COMMON    364730101      213,522       3,176           X                         X
GENERAL ELECTRIC                   COMMON    369604103   13,649,164     340,548           X                         X
GENERAL MOTORS CL H                COMMON    370442832      414,524      26,830           X                         X
GENZYME CORP                       COMMON    372917104      209,510       3,500           X                         X
GILLETTE CO                        COMMON    375766102    2,899,988      86,826           X                         X
HALLIBURTON CO                     COMMON    406216101    2,086,476     159,273           X                         X
HARLEY DAVIDSON INC                COMMON    412822108      771,202      14,200           X                         X
HARRIS CAPITAL CORP PFD SER A      PREFERR   414567206      209,100       8,500           X                         X
HEALTH MGMT ASSOC                  COMMON    421933102    1,663,176      90,390           X                         X
HEWLETT PACKARD CO                 COMMON    428236103      245,576      11,956           X                         X
HOME DEPOT INC                     COMMON    437076102    7,619,007     149,363           X                         X
ILLINOIS TOOL WKS                  COMMON    452308109      414,717       6,124           X                         X
INTEL CORP                         COMMON    458140100   11,934,394     379,472           X                         X
I B M                              COMMON    459200101    1,873,308      15,487           X                         X
J.P. MORGAN CHASE & CO             COMMON    46625H100    1,927,459      53,025           X                         X
JOHNSON & JOHNSON                  COMMON    478160104    5,813,608      98,369           X                         X
KEYCORP NEW                        COMMON    493267108      261,120      10,728           X                         X
LABORATORY CORP AMER HLDGS         COMMON    50540R409      983,136      12,160           X                         X



                                                                                            INVESTMENT                 VOTING
                                                                                            DISCRETION                AUTHORITY
                                   TITLE                     FAIR       SHARES OR                     SHARED
                                    OF         CUSIP        MARKET      PRINCIPAL       SOLE  SHARED  OTHER       SOLE  SHARED  NONE
    NAME OF ISSUER                 CLASS       NUMBER       VALUE        AMOUNT          (A)   (B)     (C)         (A)   (B)    (C)
    --------------                 -----       ------       -----        ------          ---   ---     ---         ---   ---    ---
LILLY, ELI AND COMPANY             COMMON    532457108    5,279,302      67,218           X                         X
LOWES COS INC                      COMMON    548661107    1,371,415      29,550           X                         X
LUCENT TECHNOLOGIES INC            COMMON    549463107      189,227      30,036           X                         X
MASCOTECH INC 4.500% 12/15/03      CONVERT   574670AB1       56,790      72,000           X                         X
MCDONALDS CORP                     COMMON    580135101      479,107      18,100           X                         X
MEDIAONE FIN TR 9.040% PFD         PREFERR   584458202      205,821       8,100           X                         X
MEDTRONIC INC                      COMMON    585055106    1,702,937      33,254           X                         X
MERCK & CO INC                     COMMON    589331107    8,136,568     138,377           X                         X
MERRILL LYNCH & CO                 COMMON    590188108    8,023,874     153,950           X                         X
MERRILL LYNCH MUN BD FD            MUTUAL    590193108      115,911      15,132           X                         X
ML CAPITAL TRUST 7.280% PFD        PREFERR   59021K205      614,790      24,300           X                         X
MICROSOFT CORP                     COMMON    594918104    6,617,911      99,893           X                         X
MILLIPORE CORP                     COMMON    601073109    1,348,815      22,221           X                         X
MINNESOTA MNG & MFG CO             COMMON    604059105      613,865       5,193           X                         X
NOKIA CORP ADR                     COMMON    654902204      545,842      22,252           X                         X
NORTEL NETWORKS CORP               COMMON    656568102      789,686     105,856           X                         X
NORTHERN TRUST CORP                COMMON    665859104      505,848       8,400           X                         X
OFFICE DEPOT                       COMMON    676220106      764,775      41,250           X                         X
OMNICOM GROUP                      COMMON    681919106    2,486,164      27,825           X                         X
ORACLE SYS CORP                    COMMON    68389X105      817,041      59,163           X                         X
PNC FINANCIAL CORP                 COMMON    693475105      537,665       9,567           X                         X
PEPSICO INC                        COMMON    713448108    1,814,725      37,271           X                         X
PFIZER INC                         COMMON    717081103    6,659,533     167,115           X                         X
PHARMACIA CORP                     COMMON    71713U102      374,296       8,776           X                         X
PHILIP MORRIS COS                  COMMON    718154107      985,775      21,500           X                         X
PROCTER & GAMBLE COMPANY           COMMON    742718109    3,007,336      38,005           X                         X
QUANTUM CORP 7.000% 08/01/04       CONVERT   747906AC9    1,698,992   1,879,000           X                         X
QUEST DIAGNOSTICS INC              COMMON    74834L100    1,389,381      19,375           X                         X
QWEST COMMUNICATIONS               COMMON    749121109      299,146      21,171           X                         X
T. ROWE PRICE INTL FUND            MUTUAL    77956H203      738,165      67,167           X                         X
ROYAL DUTCH PETRO                  COMMON    780257804      468,925       9,566           X                         X
SBC COMMUNICATIONS INC             COMMON    78387G103    1,783,097      45,522           X                         X
SPDR TR UNIT SER 1                 COMMON    78462F103      360,045       3,150           X                         X
SANMINA-SCI CORP                   COMMON    800907107    6,057,401     304,392           X                         X
SCHERING PLOUGH CORP               COMMON    806605101      481,358      13,442           X                         X
SCHLUMBERGER LTD                   COMMON    806857108    2,531,437      46,068           X                         X
SCRIPPS (E.W)                      COMMON    811054204      788,370      11,945           X                         X



                                                                                            INVESTMENT                 VOTING
                                                                                            DISCRETION                AUTHORITY
                                   TITLE                     FAIR       SHARES OR                     SHARED
                                    OF         CUSIP        MARKET      PRINCIPAL       SOLE  SHARED  OTHER       SOLE  SHARED  NONE
    NAME OF ISSUER                 CLASS       NUMBER       VALUE        AMOUNT          (A)   (B)     (C)         (A)   (B)    (C)
    --------------                 -----       ------       -----        ------          ---   ---     ---         ---   ---    ---
SEA CONTAINERS LTD CL A            COMMON    811371707      529,416      38,700           X                         X
SPRINT CORP 7.125 8/17/04 SERI     PREFERR   852061605      482,790      19,000           X                         X
STATE STREET CORP                  COMMON    857477103    1,891,137      36,194           X                         X
STOCKER & YALE INC                 COMMON    86126T203      825,052      74,396           X                         X
SUN MICROSYSTEMS INC               COMMON    866810104    4,830,382     392,714           X                         X
SYMANTEC CORP                      COMMON    871503108    6,792,391     102,403           X                         X
SYMBOL TECHNOLOGIES                COMMON    871508107      162,564      10,237           X                         X
TDS CAPITAL I 8.500% PFD           PREFERR   87235W202      328,286      13,100           X                         X
TMP WORLDWIDE                      COMMON    872941109      216,645       5,050           X                         X
TARGET CORP                        COMMON    87612E106      844,809      20,580           X                         X
TELLABS INC                        COMMON    879664100      284,988      19,050           X                         X
TERADYNE INC                       COMMON    880770102    2,836,988      94,127           X                         X
TEVA PHARMACEUTICAL INDS LTD A     COMMON    881624209      314,313       5,100           X                         X
TEXAS INSTRUMENTS                  COMMON    882508104    2,010,120      71,790           X                         X
TOLL BROTHERS                      COMMON    889478103    2,900,473      66,070           X                         X
TRANSCANADA PIPE 8.250% PFD        PREFERR   893526723      315,625      12,500           X                         X
TRIBUNE CO                         COMMON    896047107    5,922,624     158,232           X                         X
TRIPATH IMAGING INC COM            COMMON    896942109       75,300      10,000           X                         X
TYCO INTL                          COMMON    902124106      604,137      10,257           X                         X
UNITED TECHNOLOGIES CORP           COMMON    913017109    3,226,394      49,921           X                         X
VERIZON COMMUNICATIONS             COMMON    92343V104    1,311,082      27,625           X                         X
VODAFONE GROUP PLC SPONS ADR       COMMON    92857W100      300,148      11,688           X                         X
WAL MART STORES INC                COMMON    931142103    3,273,099      56,874           X                         X
WASHINGTON MUTUAL INC              COMMON    939322103    1,004,871      30,730           X                         X
WELLS FARGO COMPANY                COMMON    949746101    1,688,679      38,847           X                         X
WELLS FARGO CAP IV PFD GTD CAP     PREFERR   94976Y207      537,825      21,300           X                         X
WORLDCOM INC                       COMMON    98157D106      374,176      26,575           X                         X
XO COMMUNICATIONS INC CL A         COMMON    983764101          900      10,000           X                         X
CHECK POINT SOFTWARE TECHNOLOG     COMMON    M22465104    4,902,481     122,900           X                         X
FLEXTRONICS                        COMMON    Y2573F102    8,298,285     345,906           X                         X

                                             Total      265,773,471